Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18 — SUBSEQUENT EVENTS

Effective on February 16, 2026, the Company adopted the 2026 Equity Incentive Plan (the “Plan”). Unless the Board terminates the Plan earlier, it has a term of 10 years. The Plan provides for the grant of awards representing the right to acquire, or based on the value of, Zhibao’s Class A ordinary shares (“Zhibao Shares”), and includes option award, share appreciation right award, restricted share award, restricted share unit award, performance award, dividend equivalent award and other share or cash based award (each, and “Award”, collectively, the “Awards”) to eligible participants of Zhibao or any related entity, as defined in the Plan. A total of 4,842,853 Zhibao Shares have been authorized to be issued pursuant to Awards granted under the Plan.

Other than the above, the Company evaluated the subsequent event through the date of this report and concluded that there are no material reportable subsequent events need to be disclosed.